Shareholders' Equity (Details) - Schedule of Option Plan and Compensation Plan shares in Thousands	12 Months Ended
Dec. 31, 2023 R$ / shares shares
Shareholders' Equity (Details) - Schedule of Option Plan and Compensation Plan [Line Items]
Grantees	7,593
Exercised	(517)
Cancelled	(90)
Current	6,986
B8 [Member]
Shareholders' Equity (Details) - Schedule of Option Plan and Compensation Plan [Line Items]
Grant date	May 31, 2021
1st exercise date	Jun. 01, 2024
Strike price on the grant date (in reais) (in Brazil Real per share) | R$ / shares	R$ 0.01
Grantees	363
Exercised	(20)
Cancelled	(45)
Current	298
C8 [Member]
Shareholders' Equity (Details) - Schedule of Option Plan and Compensation Plan [Line Items]
Grant date	May 31, 2021
1st exercise date	Jun. 01, 2024
Strike price on the grant date (in reais) (in Brazil Real per share) | R$ / shares	R$ 13.39
Grantees	363
Exercised	(20)
Cancelled	(45)
Current	298
B9 [Member]
Shareholders' Equity (Details) - Schedule of Option Plan and Compensation Plan [Line Items]
Grant date	May 31, 2022
1st exercise date	Jun. 01, 2025
Strike price on the grant date (in reais) (in Brazil Real per share) | R$ / shares	R$ 0.01
Grantees	2,163
Exercised	(358)
Cancelled
Current	1,805
C9 [Member]
Shareholders' Equity (Details) - Schedule of Option Plan and Compensation Plan [Line Items]
Grant date	May 31, 2022
1st exercise date	Jun. 01, 2025
Strike price on the grant date (in reais) (in Brazil Real per share) | R$ / shares	R$ 12.53
Grantees	1,924
Exercised	(119)
Cancelled
Current	1,805
B10 [Member]
Shareholders' Equity (Details) - Schedule of Option Plan and Compensation Plan [Line Items]
Grant date	May 31, 2023
1st exercise date	Jun. 01, 2026
Strike price on the grant date (in reais) (in Brazil Real per share) | R$ / shares	R$ 0.01
Grantees	1,390
Exercised
Cancelled
Current	1,390
C10 [Member]
Shareholders' Equity (Details) - Schedule of Option Plan and Compensation Plan [Line Items]
Grant date	May 31, 2023
1st exercise date	Jun. 01, 2026
Strike price on the grant date (in reais) (in Brazil Real per share) | R$ / shares	R$ 11.82
Grantees	1,390
Exercised
Cancelled
Current	1,390